                            PERFORMANCE FUNDS TRUST

                             THE MONEY MARKET FUND
                     THE SHORT TERM GOVERNMENT INCOME FUND
                       THE INTERMEDIATE TERM INCOME FUND
                          THE STRATEGIC DIVIDEND FUND
                           THE LARGE CAP EQUITY FUND
                            THE MID CAP EQUITY FUND
                            THE LEADERS EQUITY FUND
                                (EACH A "FUND")

                     Supplement Dated April 20, 2005 to the
              Class A and Class B Prospectus Dated October 1, 2004

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective April 20, 2005, all Funds, except for the Money Market Fund, will commence Service Organization fee payments. In addition, the Funds' administrator has contractually agreed to a reduction of its fee for the Funds. Accordingly, the "Fees and Expenses" table and the Example are revised and restated as follows:

PAGE 11

                                   FEE TABLE

                                                              THE SHORT TERM
                                                             GOVERNMENT INCOME      THE INTERMEDIATE TERM
                                                                   FUND                  INCOME FUND
                                                                  CLASS A           CLASS A      CLASS B
                                                                  SHARES             SHARES       SHARES
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(1)                3.00%              5.25%        0.00%
Maximum Deferred Sales Charge (Load)(2)                            0.00%              0.00%        5.00%
(1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."
(2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management Fees                                                    0.40%              0.50%(3)     0.50%(3)
Distribution and Service (12b-1) Fees                              0.35%(3)           0.35%(3)     1.00%
Other Expenses                                                     0.60%              0.64%        0.64%
                                                                   ----               ----         ----
Total Annual Fund Operating Expenses                               1.35%(3)           1.49%(3)     2.14%(3)
                                                                   ====               ====         ====
(3) The Adviser is voluntarily waiving a portion of the advisory fee of the Intermediate Term Income
    Fund. The Distributor is voluntarily waiving a portion of the Class A Shares' 12b-1 fees. Each Fund is limiting its (non-12b-1) Service Organization fee to 0.08%. These fee waivers and limitations, as shown below, may be revised or cancelled at any time.
         Waiver of Fund Expenses                                   0.37%              0.42%        0.32%
         Total Actual Annual Fund Operating Expenses
              (After Waivers)                                      0.98%              1.07%        1.82%

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

- $10,000 INVESTMENT

- 5% ANNUAL RETURN

- REDEMPTION AT THE END OF EACH PERIOD

- NO CHANGES IN THE FUND'S OPERATING EXPENSES

- REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                 THE SHORT TERM        THE INTERMEDIATE TERM INCOME FUND
                                                   GOVERNMENT                                     CLASS B
                                                  INCOME FUND                                      SHARES
                                                    CLASS A          CLASS A       CLASS B        WITHOUT
                                                     SHARES           SHARES        SHARES       REDEMPTION
-----------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                              $  433           $  669        $  717         $  217
THREE YEARS AFTER PURCHASE                           $  715           $  971        $  970         $  670
FIVE YEARS AFTER PURCHASE                            $1,017           $1,295        $1,349         $1,149
TEN YEARS AFTER PURCHASE                             $1,875           $2,211        $2,307         $2,307

PAGES 21 AND 22

                                   FEE TABLE

                                                           THE LARGE CAP                THE MID CAP
                                                            EQUITY FUND                 EQUITY FUND
                                                       CLASS A       CLASS B       CLASS A       CLASS B
                                                        SHARES        SHARES        SHARES        SHARES
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(1)      5.25%         0.00%         5.25%         0.00%
Maximum Deferred Sales Charge (Load)(2)                  0.00%         5.00%         0.00%         5.00%
(1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase. See "Distribution Arrangements."
(2) A CDSC on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management Fees                                          0.60%         0.60%         0.75%         0.75%
Distribution and Service (12b-1) Fees(3)                 0.35%(3)      1.00%         0.35%(3)      1.00%
Other Expenses                                           0.68%         0.68%         0.66%         0.67%
                                                         ----          ----          ----          ----
Total Annual Fund Operating Expenses(3)                  1.63%         2.28%         1.76%         2.42%
                                                         ====          ====          ====          ====
(3) The Distributor is voluntarily waiving a portion of the Class A Shares' 12b-1 fee. Each Fund is limiting its (non-12b-1) Service Organization fee to 0.08%. These waivers and limitations, as shown below, may be revised or cancelled at any time.
         Waiver of Fund Expenses                         0.37%         0.27%         0.37%         0.27%
         Total Actual Annual Fund Operating Expenses
           (After Waivers)                               1.26%         2.01%         1.39%         2.15%

                                                                                      THE
                                                                                   STRATEGIC
                                                                  THE LEADERS      DIVIDEND
                                                                  EQUITY FUND        FUND
                                                               CLASS A   CLASS B    CLASS A
                                                               SHARES    SHARES     SHARES
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases(1)             5.25%     0.00%      5.25%
Maximum Deferred Sales Charge (Load)                            0.00%     5.00%(2)   0.00%
(1) LOWER SALES CHARGES ARE AVAILABLE DEPENDING UPON THE AMOUNT INVESTED. For investments of more than $1 million, no sales charges apply; however, a contingent deferred sales charge ("CDSC") is applicable to redemptions within 12 months of purchase.
(2) A CDSC on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 2%, 1%, 0%.
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
  from fund assets)
Management Fees                                                 1.00%     1.00%      0.75%
Distribution and Service (12b-1) Fees                           0.35%     1.00%      0.35%
Other Expenses(3)                                               0.84%     0.84%      1.07%
                                                                ----      ----       ----
Total Annual Fund Operating Expenses(3)                         2.19%     2.84%      2.17%
Fee Waiver(3)                                                   0.69%     0.59%      0.87%
                                                                ----      ----       ----
Net Annual Fund Operating Expenses(3)                           1.50%     2.25%      1.30%
                                                                ====      ====       ====
(3) Strategic Dividend Fund's expenses are based on estimated amounts for current fiscal year. The Funds' contractual limitation of fees and expenses is in effect at least until
    September 30, 2005.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

- $10,000 INVESTMENT

- 5% ANNUAL RETURN

- REDEMPTION AT THE END OF EACH PERIOD

- NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL EXPENSE LIMITATIONS ON SEPTEMBER 30, 2005 FOR THE LEADERS EQUITY FUND AND THE STRATEGIC DIVIDEND FUND

- REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                              THE LARGE CAP EQUITY FUND           THE MID CAP EQUITY FUND            THE LEADERS EQUITY FUND
                                                  CLASS B                            CLASS B                            CLASS B
                                                   SHARES                             SHARES                             SHARES
                           CLASS A    CLASS B     WITHOUT     CLASS A    CLASS B     WITHOUT     CLASS A    CLASS B     WITHOUT
                            SHARES     SHARES    REDEMPTION    SHARES     SHARES    REDEMPTION    SHARES     SHARES    REDEMPTION
---------------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE     $  682     $  731      $  231      $  694     $  745      $  245      $  670     $  728      $  228
THREE YEARS AFTER PURCHASE  $1,012     $1,012      $  712      $1,050     $1,055      $  755      $1,111     $1,124      $  824
FIVE YEARS AFTER PURCHASE   $1,365     $1,420      $1,220      $1,429     $1,491      $1,291      $1,578     $1,647      $1,447
TEN YEARS AFTER PURCHASE    $2,356     $2,453      $2,453      $2,489     $2,593      $2,593      $2,865     $2,969      $2,969

                                                                                                          THE STRATEGIC
                                                                                                          DIVIDEND FUND
                                                                                                             CLASS A
                                                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                                                                                      $  650
THREE YEARS AFTER PURCHASE                                                                                   $1,089

PAGE 38

The following supplements the section "Service Organization":

No more than 0.25% of the Service Organization fee may be paid to such Service Organization in "services fees" within the meaning of the NASD Rules. An affiliate of the Funds' Investment Adviser has entered into a Service Organization Agreement pursuant to which such affiliate receives a service fee of up to 0.08% for services provided to certain shareholders.

SP A&B 04/05

                            PERFORMANCE FUNDS TRUST

                             THE MONEY MARKET FUND
                     THE SHORT TERM GOVERNMENT INCOME FUND
                       THE INTERMEDIATE TERM INCOME FUND
                          THE STRATEGIC DIVIDEND FUND
                           THE LARGE CAP EQUITY FUND
                            THE MID CAP EQUITY FUND
                            THE LEADERS EQUITY FUND
                                (EACH A "FUND")

                     Supplement Dated April 20, 2005 to the
              Institutional Class Prospectus Dated October 1, 2004

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Effective April 20, 2005, all Funds, except for the Money Market Fund, will commence Service Organization fee payments. In addition, the Funds' administrator has contractually agreed to a reduction of its fee for the Funds. Accordingly, the "Fees and Expenses" table and the Example are revised and restated as follows:

PAGE 11

                                   FEE TABLE

                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None                            None
Maximum Deferred Sales Charge (Load)                                  None                            None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management fees                                                       0.40%                           0.50%(1)
Distribution and Service (12b-1) fees                                 None                            None
Other expenses(1)                                                     0.60%                           0.64%
                                                                      ----                            ----
Total Annual Fund Operating Expenses(1)                               1.00%                           1.14%
                                                                      ====                            ====
(1) The Adviser is voluntarily waiving a portion of The Intermediate Term Income Fund's advisory fee. Each Fund is limiting its (non-12b-1) Service Organization fee to 0.08%. These fee waivers and limitations, as shown below, may be cancelled or revised at any time.
         Waiver of Fund Expenses                                      0.27%                           0.32%
         Total Actual Annual Fund Operating Expenses
              (After Waivers)                                         0.73%                           0.82%

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

   - $10,000 INVESTMENT

   - 5% ANNUAL RETURN

   - REDEMPTION AT THE END OF EACH PERIOD

   - NO CHANGES IN THE FUND'S OPERATING EXPENSES,

   - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                 THE SHORT TERM               THE INTERMEDIATE TERM
                                                             GOVERNMENT INCOME FUND                INCOME FUND
                                                           INSTITUTIONAL CLASS SHARES      INSTITUTIONAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                                              $  102                          $  116
THREE YEARS AFTER PURCHASE                                           $  318                          $  362
FIVE YEARS AFTER PURCHASE                                            $  552                          $  628
TEN YEARS AFTER PURCHASE                                             $1,225                          $1,386

PAGE 22 AND 23
                                   FEE TABLE

                                                                     THE LARGE CAP             THE MID CAP
                                                                      EQUITY FUND              EQUITY FUND
                                                                  INSTITUTIONAL CLASS      INSTITUTIONAL CLASS
                                                                        SHARES                   SHARES
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                          None                     None
Maximum Deferred Sales Charge (Load)                                      None                     None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management fees                                                          0.60%                    0.75%
Distribution and Service (12b-1) fees                                     None                     None
Other expenses(1)                                                        0.68%                    0.66%
                                                                         -----                    -----
Total Annual Fund Operating Expenses(1)                                  1.28%                    1.41%
                                                                         =====                    =====
(1) Each Fund is limiting its (non-12b-1) Service Organization Fee to 0.08%. These fee waivers and limitations, as shown below, may be cancelled or revised at any time.
         Waiver of Fund Expenses                                         0.27%                    0.27%
         Total Actual Annual Fund Operating Expenses (After
    Waivers)                                                             1.01%                    1.14%

PAGE 22 AND 23

                                   FEE TABLE

                                                                   THE LEADERS          THE STRATEGIC
                                                                   EQUITY FUND          DIVIDEND FUND
                                                               INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
                                                                     SHARES                SHARES
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                      None                  None
Maximum Deferred Sales Charge (Load)                                  None                  None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund assets)
Management Fees                                                       1.00%(1)              0.75%
Distribution and Service (12b-1) Fees                                 None                  None
Other Expenses(1)                                                     0.84%                 1.07%
                                                                      ----                  ----
Total Annual Fund Operating Expenses(1)                               1.84%                 1.82%
Fee Waiver(1)                                                         0.59%                 0.87%
                                                                      ----                  ----
Net Annual Fund Operating Expenses(1)                                 1.25%                 0.95%
                                                                      ====                  ====

(1) The Strategic Dividend Fund's expenses are based on estimated amounts for current fiscal year. The Funds' contractual limitation of fees and expenses is in effect at least until September 30, 2005.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

   - $10,000 INVESTMENT

   - 5% ANNUAL RETURN

   - REDEMPTION AT THE END OF EACH PERIOD

   - NO CHANGES IN THE FUND'S OPERATING EXPENSES, EXCEPT FOR THE EXPIRATION OF THE CURRENT CONTRACTUAL EXPENSE LIMITATIONS ON SEPTEMBER 30, 2005 FOR THE LEADERS EQUITY FUND AND THE STRATEGIC DIVIDEND FUND.

   - REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                              THE LARGE CAP                   THE MID CAP                    THE LEADERS
                                               EQUITY FUND                    EQUITY FUND                    EQUITY FUND
                                        INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES     INSTITUTIONAL CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                           $  130                         $  144                         $  127
THREE YEARS AFTER PURCHASE                        $  406                         $  446                         $  521
FIVE YEARS AFTER PURCHASE                         $  702                         $  771                         $  941
TEN YEARS AFTER PURCHASE                          $1,545                         $1,691                         $2,110

                                                                                                            THE STRATEGIC
                                                                                                            DIVIDEND FUND
                                                                                                      INSTITUTIONAL CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE                                                                                         $   97
THREE YEARS AFTER PURCHASE                                                                                      $  488

PAGE 34

The following supplements the section "Service Organization":

No more than 0.25% of the Service Organization fee may be paid to such Service Organization in "services fees" within the meaning of the NASD Rules. An affiliate of the Funds' Investment Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders.

SP INST 04/05